Other Payables and Accrued Expenses (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Other Payables and Accrued Expenses [Abstract]
Total other payables and accrued expenses	$ 20,414	$ 16,567
OneWater LLC [Member]
Other Payables and Accrued Expenses [Abstract]
Payroll accrual		3,999	$ 3,407
Sales taxes payable		1,870	1,430
Other payables and accrued expenses		4,784	1,096
Acquisition contingent consideration		0	1,058
Accrued interest		5,914	2,773
Total other payables and accrued expenses		$ 16,567	$ 9,764